UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jay Fitton

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(513) 520-5925

Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2024

Date of reporting period: May 31, 2024

Item 1. Reports to Stockholders.

(a)

Jensen Quality Value Fund
Class I | JNVIX
Annual Shareholder Report | May 31, 2024
This annual shareholder report contains important information about the Jensen Quality Value Fund for the period of June 1, 2023, to May 31, 2024.  You can find additional information about the Fund at https://www.jenseninvestment.com/reg-docs/. You can also request this information by contacting us at 1-800-992-4144.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$90	0.82%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the year ended May 31, 2024, the Fund’s performance relative to the Russell Midcap Total Return Index was aided by an overweight position in the Industrials sector; underweights in the Real Estate and Communications sectors; and specific companies in the Consumer Discretionary, Health Care, Information Technology, and Consumer Staples sectors. Relative performance was hindered by the Fund’s overweight positions in the Consumer Staples and Health Care sectors; underweights in the Financial and Energy Sectors; and specific companies in the Industrials and Financials sectors.
During the period, the strategy continued its high allocation to quality companies, as defined by the S&P Earnings and Dividend Quality Rankings. The Fund’s allocation to the highest-quality companies — those rated A+, A and A- — averaged 48% of portfolio assets compared to 23% of the Russell Midcap Total Return Index. This significant overweight to quality detracted from the Fund’s relative returns during the period, which we believe were driven by increased investor appetite for risk following the U.S. avoidance of a recession and easing concerns over inflation.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $250,000 chart reflects a hypothetical $250,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $250,000)
Jensen Quality Value Fund	PAGE 1	TSR_AR_89833W519

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I	20.45	11.94	8.84
Russell Midcap Total Return Index	23.11	11.07	9.47
Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$196,563,374
Number of Holdings	41
Net Advisory Fee	$1,157,242
Portfolio Turnover	25%
Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  May 31, 2024)
Sector Breakdown *

Top 10 Issuers
Encompass Health Corp.	4.2%
Broadridge Financial Solutions, Inc.	3.8%
Copart, Inc.	3.7%
Tractor Supply Co.	3.6%
Labcorp Holdings, Inc.	3.5%
Crown Holdings, Inc.	3.5%
Equifax, Inc.	3.4%
Lennox International, Inc.	3.4%
Genuine Parts Co.	3.1%
Kroger Co.	3.1%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.jenseninvestment.com/reg-docs/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Jensen Investment Management documents not be householded, please contact Jensen Investment Management at 1-800-992-4144, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Jensen Investment Management or your financial intermediary.
Jensen Quality Value Fund	PAGE 2	TSR_AR_89833W519

Jensen Quality Value Fund
Class J | JNVSX
Annual Shareholder Report | May 31, 2024
This annual shareholder report contains important information about the Jensen Quality Value Fund for the period of June 1, 2023, to May 31, 2024.  You can find additional information about the Fund at https://www.jenseninvestment.com/reg-docs/. You can also request this information by contacting us at 1-800-992-4144.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$116	1.05%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the year ended May 31, 2024, the Fund’s performance relative to the Russell Midcap Total Return Index was aided by an overweight position in the Industrials sector; underweights in the Real Estate and Communications sectors; and specific companies in the Consumer Discretionary, Health Care, Information Technology, and Consumer Staples sectors. Relative performance was hindered by the Fund’s overweight positions in the Consumer Staples and Health Care sectors; underweights in the Financial and Energy Sectors; and specific companies in the Industrials and Financials sectors.
During the period, the strategy continued its high allocation to quality companies, as defined by the S&P Earnings and Dividend Quality Rankings. The Fund’s allocation to the highest-quality companies — those rated A+, A and A- — averaged 48% of portfolio assets compared to 23% of the Russell Midcap Total Return Index. This significant overweight to quality detracted from the Fund’s relative returns during the period, which we believe were driven by increased investor appetite for risk following the U.S. avoidance of a recession and easing concerns over inflation.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Jensen Quality Value Fund	PAGE 1	TSR_AR_89833W527

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class J	20.14	11.68	8.60
Russell Midcap Total Return Index	23.11	11.07	9.47
Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$196,563,374
Number of Holdings	41
Net Advisory Fee	$1,157,242
Portfolio Turnover	25%
Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  May 31, 2024)
Sector Breakdown *

Top 10 Issuers
Encompass Health Corp.	4.2%
Broadridge Financial Solutions, Inc.	3.8%
Copart, Inc.	3.7%
Tractor Supply Co.	3.6%
Labcorp Holdings, Inc.	3.5%
Crown Holdings, Inc.	3.5%
Equifax, Inc.	3.4%
Lennox International, Inc.	3.4%
Genuine Parts Co.	3.1%
Kroger Co.	3.1%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.jenseninvestment.com/reg-docs/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Jensen Investment Management documents not be householded, please contact Jensen Investment Management at 1-800-992-4144, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Jensen Investment Management or your financial intermediary.
Jensen Quality Value Fund	PAGE 2	TSR_AR_89833W527

Jensen Quality Value Fund
Class Y | JNVYX
Annual Shareholder Report | May 31, 2024
This annual shareholder report contains important information about the Jensen Quality Value Fund for the period of June 1, 2023, to May 31, 2024.  You can find additional information about the Fund at https://www.jenseninvestment.com/reg-docs/. You can also request this information by contacting us at 1-800-992-4144.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$88	0.80%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the year ended May 31, 2024, the Fund’s performance relative to the Russell Midcap Total Return Index was aided by an overweight position in the Industrials sector; underweights in the Real Estate and Communications sectors; and specific companies in the Consumer Discretionary, Health Care, Information Technology, and Consumer Staples sectors. Relative performance was hindered by the Fund’s overweight positions in the Consumer Staples and Health Care sectors; underweights in the Financial and Energy Sectors; and specific companies in the Industrials and Financials sectors.
During the period, the strategy continued its high allocation to quality companies, as defined by the S&P Earnings and Dividend Quality Rankings. The Fund’s allocation to the highest-quality companies — those rated A+, A and A- — averaged 48% of portfolio assets compared to 23% of the Russell Midcap Total Return Index. This significant overweight to quality detracted from the Fund’s relative returns during the period, which we believe were driven by increased investor appetite for risk following the U.S. avoidance of a recession and easing concerns over inflation.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
Jensen Quality Value Fund	PAGE 1	TSR_AR_89834G877

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/15/2020)
Class Y	20.46	10.30
Russell Midcap Total Return Index	23.11	8.82
Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$196,563,374
Number of Holdings	41
Net Advisory Fee	$1,157,242
Portfolio Turnover	25%
Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  May 31, 2024)
Sector Breakdown *

Top 10 Issuers
Encompass Health Corp.	4.2%
Broadridge Financial Solutions, Inc.	3.8%
Copart, Inc.	3.7%
Tractor Supply Co.	3.6%
Labcorp Holdings, Inc.	3.5%
Crown Holdings, Inc.	3.5%
Equifax, Inc.	3.4%
Lennox International, Inc.	3.4%
Genuine Parts Co.	3.1%
Kroger Co.	3.1%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.jenseninvestment.com/reg-docs/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Jensen Investment Management documents not be householded, please contact Jensen Investment Management at 1-800-992-4144, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Jensen Investment Management or your financial intermediary.
Jensen Quality Value Fund	PAGE 2	TSR_AR_89834G877

Jensen Global Quality Growth Fund
Class I | JGQIX
Annual Shareholder Report | May 31, 2024
This annual shareholder report contains important information about the Jensen Global Quality Growth Fund for the period of June 1, 2023, to May 31, 2024.  You can find additional information about the Fund at https://www.jenseninvestment.com/reg-docs/. You can also request this information by contacting us at 1-800-992-4144.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$108	1.02%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the year ended May 31, 2024, relative performance of the Jensen Global Quality Growth Fund to the MSCI ACWI Net Total Return Index was aided by an underweight position in the Communication Services, Real Estate, Utilities and Materials sectors. Relative performance was hindered by the Fund’s overweight position and stock selection in the Consumer Discretionary, Consumer Staples, Health Care, Information Technology and Industrials sectors as well as the Fund’s underweight in the Financials and Energy sectors.

During the period, the strategy continued its high allocation to quality companies, as defined by the S&P Earnings and Dividend Quality Rankings. The Fund’s allocation to the highest-quality companies — those rated A+, A and A- — averaged 51.71% of portfolio assets compared to 32.72% of the MSCI ACWI Net Total Return Index. This significant overweight to quality detracted from the Fund’s relative returns during the period, which we believe were driven by increased investor appetite for risk following the global avoidance of recessions and easing concerns over inflation.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $250,000 chart reflects a hypothetical $250,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $250,000)
Jensen Global Quality Growth Fund	PAGE 1	TSR_AR_89834G844

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (04/15/2020)
Class I	11.33	12.60
MSCI ACWI Net Total Return Index (USD)	23.56	15.32
Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$55,610,238
Number of Holdings	33
Net Advisory Fee	$234,128
Portfolio Turnover	12%
Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  May 31, 2024)
Sector Breakdown*

Top 10 Issuers
Microsoft Corp.	6.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.4%
Alphabet, Inc.	5.2%
Accenture PLC	4.4%
SAP SE	4.3%
Compass Group PLC	4.2%
ASML Holding NV	3.9%
Aon PLC	3.8%
PepsiCo, Inc.	3.7%
Canadian National Railway Co.	3.6%
Geographic Breakdown
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.jenseninvestment.com/reg-docs/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Jensen Investment Management documents not be householded, please contact Jensen Investment Management at 1-800-992-4144, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Jensen Investment Management or your financial intermediary.
Jensen Global Quality Growth Fund	PAGE 2	TSR_AR_89834G844

Jensen Global Quality Growth Fund
Class J | JGQSX
Annual Shareholder Report | May 31, 2024
This annual shareholder report contains important information about the Jensen Global Quality Growth Fund for the period of June 1, 2023, to May 31, 2024.  You can find additional information about the Fund at https://www.jenseninvestment.com/reg-docs/. You can also request this information by contacting us at 1-800-992-4144.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$132	1.25%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the year ended May 31, 2024, relative performance of the Jensen Global Quality Growth Fund to the MSCI ACWI Net Total Return Index was aided by an underweight position in the Communication Services, Real Estate, Utilities and Materials sectors. Relative performance was hindered by the Fund’s overweight position and stock selection in the Consumer Discretionary, Consumer Staples, Health Care, Information Technology and Industrials sectors as well as the Fund’s underweight in the Financials and Energy sectors.

During the period, the strategy continued its high allocation to quality companies, as defined by the S&P Earnings and Dividend Quality Rankings. The Fund’s allocation to the highest-quality companies — those rated A+, A and A- — averaged 51.71% of portfolio assets compared to 32.72% of the MSCI ACWI Net Total Return Index. This significant overweight to quality detracted from the Fund’s relative returns during the period, which we believe were driven by increased investor appetite for risk following the global avoidance of recessions and easing concerns over inflation.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Jensen Global Quality Growth Fund	PAGE 1	TSR_AR_89834G851

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (04/15/2020)
Class J	11.09	12.35
MSCI ACWI Net Total Return Index (USD)	23.56	15.32
Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$55,610,238
Number of Holdings	33
Net Advisory Fee	$234,128
Portfolio Turnover	12%
Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  May 31, 2024)
Sector Breakdown *

Top 10 Issuers
Microsoft Corp.	6.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.4%
Alphabet, Inc.	5.2%
Accenture PLC	4.4%
SAP SE	4.3%
Compass Group PLC	4.2%
ASML Holding NV	3.9%
Aon PLC	3.8%
PepsiCo, Inc.	3.7%
Canadian National Railway Co.	3.6%
Geographic Breakdown
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.jenseninvestment.com/reg-docs/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Jensen Investment Management documents not be householded, please contact Jensen Investment Management at 1-800-992-4144, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Jensen Investment Management or your financial intermediary.
Jensen Global Quality Growth Fund	PAGE 2	TSR_AR_89834G851

Jensen Global Quality Growth Fund
Class Y | JGQYX
Annual Shareholder Report | May 31, 2024
This annual shareholder report contains important information about the Jensen Global Quality Growth Fund for the period of June 1, 2023, to May 31, 2024.  You can find additional information about the Fund at https://www.jenseninvestment.com/reg-docs/. You can also request this information by contacting us at 1-800-992-4144.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$106	1.00%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the year ended May 31, 2024, relative performance of the Jensen Global Quality Growth Fund to the MSCI ACWI Net Total Return Index was aided by an underweight position in the Communication Services, Real Estate, Utilities and Materials sectors. Relative performance was hindered by the Fund’s overweight position and stock selection in the Consumer Discretionary, Consumer Staples, Health Care, Information Technology and Industrials sectors as well as the Fund’s underweight in the Financials and Energy sectors.

During the period, the strategy continued its high allocation to quality companies, as defined by the S&P Earnings and Dividend Quality Rankings. The Fund’s allocation to the highest-quality companies — those rated A+, A and A- — averaged 51.71% of portfolio assets compared to 32.72% of the MSCI ACWI Net Total Return Index. This significant overweight to quality detracted from the Fund’s relative returns during the period, which we believe were driven by increased investor appetite for risk following the global avoidance of recessions and easing concerns over inflation.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
Jensen Global Quality Growth Fund	PAGE 1	TSR_AR_89834G869

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (04/15/2020)
Class Y	11.35	12.63
MSCI ACWI Net Total Return Index (USD)	23.56	15.32
Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$55,610,238
Number of Holdings	33
Net Advisory Fee	$234,128
Portfolio Turnover	12%
Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  May 31, 2024)
Sector Breakdown*

Top 10 Issuers
Microsoft Corp.	6.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.4%
Alphabet, Inc.	5.2%
Accenture PLC	4.4%
SAP SE	4.3%
Compass Group PLC	4.2%
ASML Holding NV	3.9%
Aon PLC	3.8%
PepsiCo, Inc.	3.7%
Canadian National Railway Co.	3.6%
Geographic Breakdown
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.jenseninvestment.com/reg-docs/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Jensen Investment Management documents not be householded, please contact Jensen Investment Management at 1-800-992-4144, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Jensen Investment Management or your financial intermediary.
Jensen Global Quality Growth Fund	PAGE 2	TSR_AR_89834G869

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is incorporated by reference to the Registrant’s Form N-CSR filed on August 6, 2020.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Dr. Michael Akers is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR. Dr. Akers holds a Ph.D. in accountancy and is a professor Emeritus of accounting at Marquette University in Milwaukee, Wisconsin.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 5/31/2024	FYE 5/31/2023
(a) Audit Fees	$33,200	$31,000
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$6,000	$6,000
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

1

	FYE 5/31/2024	FYE 5/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 5/31/2024	FYE 5/31/2023
Registrant	$0	$0
Registrant’s Investment Adviser	$36,500	$28,000

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7(a) of this Form.

(b) Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Jensen Quality Value Fund	Jensen Global Quality Growth Fund

Class I Shares	Class J Shares	Class Y Shares

Jensen Global Quality Growth Fund
Schedule of Investments
As of May 31, 2024

	Shares	Value
COMMON STOCKS — 96.9%
Canada — 4.6%
Alimentation Couche-Tard, Inc.	9,230	$ 538,719
Canadian National Railway Co.	15,800	2,011,299
		2,550,018
France — 4.3%
Dassault Systemes SE	18,170	738,462
Hermes International SCA	700	1,661,528
		2,399,990
Germany — 4.3%
SAP SE	13,030	2,376,123
Ireland — 8.2%
Accenture PLC - Class A	8,680	2,450,277
Aon PLC	7,500	2,112,300
		4,562,577
Netherlands — 3.9%
ASML Holding NV	2,270	2,171,862
Spain — 3.2%
Amadeus IT Group SA	25,160	1,795,977
Switzerland — 3.0%
Nestle SA	15,920	1,689,847
Taiwan, Province Of China — 5.4%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	20,040	3,026,842
United Kingdom — 10.5%
AstraZeneca PLC	12,060	1,874,704
Compass Group PLC	82,070	2,304,200
Diageo PLC	48,590	1,635,888
		5,814,792
United States — 49.5%(a)
Alphabet, Inc.(b)	16,640	2,870,400
Apple, Inc. - Class A	10,220	1,964,795
Automatic Data Processing, Inc.	6,480	1,587,082
Broadridge Financial Solutions, Inc.	4,390	881,380
Equifax, Inc.	5,620	1,300,412
Home Depot, Inc.	2,530	847,221
Intuit, Inc.	2,750	1,585,210
KLA Corp.	1,950	1,481,083
Mastercard, Inc. - Class A	2,560	1,144,499
Microsoft Corp.	9,180	3,810,893
NIKE, Inc. - Class B	10,020	952,401
PepsiCo, Inc.	11,960	2,067,884
Starbucks Corp.	17,840	1,431,125

The accompanying notes are an integral part of these financial statements.

1

Jensen Global Quality Growth Fund
Schedule of Investments
As of May 31, 2024

	Shares	Value
COMMON STOCKS (Continued)
United States (Continued)
Stryker Corp.	3,550	$1,210,870
Texas Instruments, Inc.	5,650	1,101,807
UnitedHealth Group, Inc.	2,600	1,287,962
Verisk Analytics, Inc.	3,790	958,036
Zoetis, Inc.	6,190	1,049,576
		27,532,636
TOTAL COMMON STOCKS (Cost $43,326,539)		53,920,664
MONEY MARKET FUNDS — 3.0%
First American Treasury Obligations Fund - Class X, 5.22%(c)	1,642,089	1,642,089
TOTAL MONEY MARKET FUNDS (Cost $1,642,089)		1,642,089
TOTAL INVESTMENTS — 99.9% (Cost $44,968,628)		55,562,753
Other Assets in Excess of Liabilities — 0.1%		47,485
TOTAL NET ASSETS — 100.0%		$55,610,238

ADR - American Depositary Receipt
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
SCA - Societe en commandite par actions
SE - Societas Europaea
Percentages are stated as a percent of net assets.
(a)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day effective yield as of May 31, 2024.
The accompanying notes are an integral part of these financial statements.

2

Jensen Quality Value Fund
Schedule of Investments
As of May 31, 2024

	Shares	Value
COMMON STOCKS — 98.2%
Automobile Components — 2.8%
Gentex Corp.	154,820	$ 5,418,700
Building Products — 3.4%
Lennox International, Inc.	13,280	6,674,528
Capital Markets — 4.3%
FactSet Research Systems, Inc.	10,750	4,345,795
MSCI, Inc.	8,470	4,194,175
		8,539,970
Commercial Services & Supplies — 3.7%
Copart, Inc.(a)	137,810	7,312,199
Communications Equipment — 2.3%
F5, Inc.(a)	26,860	4,538,534
Consumer Staples Distribution & Retail — 3.1%
Kroger Co.	116,730	6,113,150
Containers & Packaging — 3.5%
Crown Holdings, Inc.	80,820	6,804,236
Distributors — 4.6%
Genuine Parts Co.	42,590	6,138,923
Pool Corp.	8,240	2,995,652
		9,134,575
Electronic Equipment, Instruments & Components — 5.0%
Amphenol Corp. - Class A	39,360	5,210,083
Keysight Technologies, Inc.(a)	33,220	4,600,306
		9,810,389
Food Products — 7.6%
Campbell Soup Co.	101,670	4,512,114
General Mills, Inc.	75,940	5,220,875
Kellanova	86,320	5,208,549
		14,941,538
Health Care Equipment & Supplies — 1.3%
IDEXX Laboratories, Inc.(a)	5,120	2,544,384
Health Care Providers & Services — 7.7%
Encompass Health Corp.	94,410	8,156,080
Laboratory Corp. of America Holdings	35,690	6,956,338
		15,112,418
Health Care Technology — 1.9%
Veeva Systems, Inc. - Class A(a)	21,230	3,699,328
Household Products — 3.0%
Church & Dwight Co., Inc.	56,010	5,993,630

The accompanying notes are an integral part of these financial statements.

3

Jensen Quality Value Fund
Schedule of Investments
As of May 31, 2024

	Shares	Value
COMMON STOCKS (Continued)
Life Sciences Tools & Services — 4.4%
Bio-Techne Corp.	52,060	$4,018,512
Charles River Laboratories International, Inc.(a)	15,910	3,316,280
Waters Corp.(a)	4,590	1,417,851
		8,752,643
Machinery — 3.7%
Donaldson Co., Inc.	56,760	4,182,077
Toro Co.	38,740	3,106,560
		7,288,637
Professional Services — 16.2%
Booz Allen Hamilton Holding Corp.	28,380	4,319,720
Broadridge Financial Solutions, Inc.	36,619	7,351,997
Equifax, Inc.	28,940	6,696,426
Genpact Ltd.	166,270	5,496,886
Maximus, Inc.	44,220	3,807,342
Verisk Analytics, Inc.	16,540	4,180,981
		31,853,352
Semiconductors & Semiconductor Equipment — 3.6%
Microchip Technology, Inc.	49,430	4,806,079
ON Semiconductor Corp.(a)	31,030	2,266,431
		7,072,510
Software — 2.2%
Manhattan Associates, Inc.(a)	19,530	4,287,616
Specialty Retail — 9.9%
Best Buy Co., Inc.	61,290	5,198,618
Tractor Supply Co.	24,460	6,978,193
Ulta Beauty, Inc.(a)	9,610	3,796,815
Williams-Sonoma, Inc.	11,740	3,442,403
		19,416,029
Textiles, Apparel & Luxury Goods — 2.4%
Levi Strauss & Co. - Class A	192,940	4,632,489
Trading Companies & Distributors — 1.6%
United Rentals, Inc.	4,650	3,112,756
TOTAL COMMON STOCKS (Cost $157,014,689)		193,053,611

The accompanying notes are an integral part of these financial statements.

4

Jensen Quality Value Fund
Schedule of Investments
As of May 31, 2024

	Shares	Value
MONEY MARKET FUNDS — 1.8%
First American Treasury Obligations Fund - Class X, 5.22%(b)	3,479,757	$3,479,757
TOTAL MONEY MARKET FUNDS (Cost $3,479,757)		3,479,757
TOTAL INVESTMENTS — 100.0% (Cost $160,494,446)		196,533,368
Other Assets in Excess of Liabilities — 0.0%(c)		30,006
TOTAL NET ASSETS — 100.0%		$196,563,374

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of May 31, 2024.
(c)	Represents less than 0.05% of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services, LLC.
The accompanying notes are an integral part of these financial statements.

5

Statement of Assets & Liabilities
May 31, 2024

	Jensen Quality Value Fund	Jensen Global Quality Growth Fund
Assets:
Investments, at value (cost $160,494,446 and $44,968,628)	$196,533,368	$55,562,753
Income receivable	161,264	65,119
Receivable for capital stock issued	94,281	3,500
Other assets	26,323	26,775
Total Assets	196,815,236	55,658,147
Liabilities:
Payable for capital stock redeemed	101,468	—
Payable for 12b-1 fees - Class J	12,180	2,690
Payable to adviser	86,161	17,235
Payable to affiliates	33,009	21,698
Accrued expenses and other liabilities	19,044	6,286
Total Liabilities	251,862	47,909
NET ASSETS	$196,563,374	$55,610,238
Net Assets Consist of:
Capital stock	$155,706,084	$45,721,600
Total distributable earnings	40,857,290	9,888,638
Total Net Assets	$196,563,374	$55,610,238
NET ASSETS CONSIST OF:
Class J Shares:
Net Assets	$30,191,143	$2,481,698
Shares of beneficial interest outstanding	1,587,821	155,592
Net Asset Value, Offering Price and Redemption Price Per Share (unlimited number of shares authorized, $.001 par value)	$19.01	$15.95
Class I Shares:
Net Assets	$94,338,966	$2,812,866
Shares of beneficial interest outstanding	4,971,380	176,317
Net Asset Value, Offering Price and Redemption Price Per Share (unlimited number of shares authorized, $.001 par value)	$18.98	$15.95
Class Y Shares:
Net Assets	$72,033,265	$50,315,674
Shares of beneficial interest outstanding	3,804,464	3,152,435
Net Asset Value, Offering Price and Redemption Price Per Share (unlimited number of shares authorized, $.001 par value)	$18.93	$15.96

The accompanying notes are an integral part of these financial statements.

6

Statement of Operations
Year Ended May 31, 2024

	Jensen Quality Value Fund	Jensen Global Quality Growth Fund
Investment Income:
Dividend income	$2,473,416	$733,327(1)
Interest income	140,324	30,445
Total Investment Income	2,613,740	763,772
Expenses:
Investment management fees	1,216,282	365,456
12b-1 fees - Class J	74,942	6,141
Administration fees	48,765	24,176
Federal and state registration fees	48,548	50,018
Transfer agent fees	46,371	45,214
Fund accounting fees	42,720	27,707
Reports to shareholders	27,776	3,357
Trustees’ fees	26,566	26,000
Transfer agent expenses	24,356	3,440
Legal fees	21,619	14,564
Audit and tax fees	19,103	20,100
Shareholder servicing fees - Class I	18,840	474
Chief Compliance Officer fees	12,505	12,505
Custody fees	7,666	11,879
Insurance expense	4,655	3,759
Other	11,679	10,443
Total expenses	1,652,393	625,233
Less waivers and reimbursements by Adviser (Note 4)	(59,040)	(131,328)
Net expenses	1,593,353	493,905
Net Investment Income	1,020,387	269,867
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	10,038,843	(48,633)
Foreign currency translations	—	(7,026)
Change in unrealized appreciation on:
Investments	23,061,829	4,941,399
Foreign currency translations	—	740
Net realized and unrealized gain on investments	33,100,672	4,886,480
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$34,121,059	$5,156,347

(1)	Net of $35,115 in dividend withholding tax.
The accompanying notes are an integral part of these financial statements.

7

Statements of Changes in Net Assets

	Jensen Quality Value Fund
	Year Ended May 31, 2024	Year Ended May 31, 2023
Operations:
Net investment income	$1,020,387	$1,341,545
Net realized gain (loss) on investment transactions	10,038,843	(3,299,475)
Change in unrealized appreciation on investments	23,061,829	7,604,792
Net increase in net assets resulting from operations	34,121,059	5,646,862
Capital Share Transactions:
Shares Sold - Class J	4,877,402	3,811,677
Shares Sold - Class I	23,201,589	20,342,482
Shares Sold - Class Y	7,384,040	1,402,074
Shares issued to holders in reinvestment of dividends - Class J	127,590	854,505
Shares issued to holders in reinvestment of dividends - Class I	615,383	2,927,455
Shares issued to holders in reinvestment of dividends - Class Y	413,459	1,621,912
Shares redeemed - Class J	(8,497,401)	(15,322,382)
Shares redeemed - Class I	(39,910,116)	(34,488,895)
Shares redeemed - Class Y	(1,917,674)	(5,090,649)
Net decrease in net assets from capital share transactions	(13,705,728)	(23,941,821)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividends and distributions to shareholders - Class J	(127,762)	(854,505)
Dividends and distributions to shareholders - Class I	(615,532)	(2,928,735)
Dividends and distributions to shareholders - Class Y	(413,459)	(1,621,912)
Total dividends and distributions	(1,156,753)	(5,405,152)
Increase (Decrease) in Net Assets	19,258,578	(23,700,111)
NET ASSETS:
Beginning of year	$177,304,796	$201,004,907
End of year	$196,563,374	$177,304,796

The accompanying notes are an integral part of these financial statements.

8

Statements of Changes in Net Assets

	Jensen Global Quality Growth Fund
	Year Ended May 31, 2024	Year Ended May 31, 2023
Operations:
Net investment income	$269,867	$252,484
Net realized loss on:
Investments	(48,633)	(592,160)
Foreign currency translations	(7,026)	(24,406)
Change in unrealized appreciation on:
Investments	4,941,399	3,107,771
Foreign currency translations	740	115
Net increase in net assets resulting from operations	5,156,347	2,743,804
Capital Share Transactions:
Shares Sold - Class J	352,493	383,956
Shares Sold - Class I	339,476	2,681,873
Shares Sold - Class Y	7,010,224	5,514,454
Shares issued to holders in reinvestment of dividends - Class J	7,556	7,364
Shares issued to holders in reinvestment of dividends - Class I	12,125	21,477
Shares issued to holders in reinvestment of dividends - Class Y	231,210	222,211
Shares redeemed - Class J	(600,250)	(137,655)
Shares redeemed - Class I	(22,254)	(3,278,755)
Shares redeemed - Class Y	(936,710)	(1,452,394)
Net increase in net assets from capital share transactions	6,393,870	3,962,531
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividends and distributions to shareholders - Class J	(7,562)	(7,364)
Dividends and distributions to shareholders - Class I	(12,125)	(21,477)
Dividends and distributions to shareholders - Class Y	(231,209)	(222,211)
Total dividends and distributions	(250,896)	(251,052)
Increase in Net Assets	11,299,321	6,455,283
NET ASSETS:
Beginning of year	$44,310,917	$37,855,634
End of year	$55,610,238	$44,310,917

The accompanying notes are an integral part of these financial statements.

9

Financial Highlights
Jensen Quality Value Fund
Class J

	Year ended May 31,
	2024	2023	2022	2021	2020
Per Share Data:
Net asset value, beginning of year	$15.89	$15.85	$17.47	$12.17	$12.24
Income (loss) from investment operations:
Net investment income(1)	0.06	0.08	0.05	0.06	0.08
Net realized and unrealized gain (loss) on investments	3.13	0.40	(1.21)	5.43	0.41
Total from investment operations	3.19	0.48	(1.16)	5.49	0.49
Less distributions:
Dividends from net investment income	(0.07)	(0.06)	(0.04)	(0.06)	(0.08)
Distributions from net realized gain on investments	—	(0.38)	(0.42)	(0.13)	(0.48)
Total distributions	(0.07)	(0.44)	(0.46)	(0.19)	(0.56)
Net asset value, end of year	$19.01	$15.89	$15.85	$17.47	$12.17
Total return	20.14%	3.12%	(6.98)%	45.37%	3.72%
Supplemental data and ratios:
Net assets, end of year (000’s)	$30,191	$28,366	$38,942	$37,105	$6,569
Ratio of expenses to average net assets
Before waivers and reimbursements of expenses	1.08%	1.10%	1.11%	1.25%	1.57%
After waivers and reimbursements of expenses	1.05%	1.05%	1.05%	1.05%	1.05%
Ratio of net investment income to average net assets
Before waivers and reimbursements of expenses	0.32%	0.47%	0.25%	0.18%	0.16%
After waivers and reimbursements of expenses	0.35%	0.52%	0.31%	0.38%	0.68%
Portfolio turnover rate	24.92%	15.57%	17.78%	18.15%	36.19%

(1)	Per share amounts are calculated using the average shares outstanding method.
The accompanying notes are an integral part of these financial statements.

10

Financial Highlights
Jensen Quality Value Fund
Class I

	Year ended May 31,
	2024	2023	2022	2021	2020
Per Share Data:
Net asset value, beginning of year	$15.86	$15.81	$17.43	$12.13	$12.18
Income (loss) from investment operations:
Net investment income(1)	0.10	0.12	0.09	0.09	0.12
Net realized and unrealized gain (loss) on investments	3.13	0.40	(1.21)	5.42	0.39
Total from investment operations	3.23	0.52	(1.12)	5.51	0.51
Less distributions:
Dividends from net investment income	(0.11)	(0.09)	(0.08)	(0.08)	(0.08)
Distributions from net realized gain on investments	—	(0.38)	(0.42)	(0.13)	(0.48)
Total distributions	(0.11)	(0.47)	(0.50)	(0.21)	(0.56)
Net asset value, end of year	$18.98	$15.86	$15.81	$17.43	$12.13
Total return	20.45%	3.38%	(6.79)%	45.80%	3.88%
Supplemental data and ratios:
Net assets, end of year (000’s)	$94,339	$93,813	$104,867	$44,113	$2,491
Ratio of expenses to average net assets
Before waivers and reimbursements of expenses	0.85%	0.87%	0.88%	1.00%	1.23%
After waivers and reimbursements of expenses	0.82%	0.82%	0.82%	0.82%	0.82%
Ratio of net investment income to average net assets
Before waivers and reimbursements of expenses	0.54%	0.70%	0.50%	0.42%	0.51%
After waivers and reimbursements of expenses	0.57%	0.75%	0.56%	0.60%	0.92%
Portfolio turnover rate	24.92%	15.57%	0.18%	18.15%	36.19%

(1)	Per share amounts are calculated using the average shares outstanding method.
The accompanying notes are an integral part of these financial statements.

11

Financial Highlights
Jensen Quality Value Fund
Class Y

	Year ended May 31,				Period ended May 31, 2020(1)
	2024	2023	2022	2021
Per Share Data:
Net asset value, beginning of year/period	$15.82	$15.78	$17.39	$12.11	$ 13.38
Income (loss) from investment operations:
Net investment income(2)	0.11	0.12	0.09	0.10	0.04
Net realized and unrealized gain (loss) on investments	3.12	0.39	(1.20)	5.40	(1.28)
Total from investment operations	3.23	0.51	(1.11)	5.50	(1.24)
Less distributions:
Dividends from net investment income	(0.12)	(0.09)	(0.08)	(0.09)	(0.03)
Distributions from net realized gain on investments	—	(0.38)	(0.42)	(0.13)	—
Total distributions	(0.12)	(0.47)	(0.50)	(0.22)	(0.03)
Net asset value, end of year/period	$18.93	$15.82	$15.78	$17.39	$12.11
Total return(3)	20.46%	3.34%	(6.73)%	45.72%	(9.24)%
Supplemental data and ratios:
Net assets, end of year/period (000’s)	$72,033	$55,126	$57,196	$50,693	$35,326
Ratio of expenses to average net assets
Before waivers and reimbursements of expenses(4)	0.83%	0.85%	0.86%	1.05%	1.52%
After waivers and reimbursements of expenses(4)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income to average net assets
Before waivers and reimbursements of expenses(4)	0.56%	0.73%	0.50%	0.40%	0.23%
After waivers and reimbursements of expenses(4)	0.59%	0.78%	0.56%	0.65%	0.95%
Portfolio turnover rate(3)	24.92%	15.57%	17.78%	18.15%	36.19%

(1)	Class Y shares commenced operations on January 15, 2020.
(2)	Per share amounts are calculated using the average shares outstanding method.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

12

Financial Highlights
Jensen Global Quality Growth Fund
Class J

	Year ended May 31,				Period ended May 31, 2020(1)
	2024	2023	2022	2021
Per Share Data:
Net asset value, beginning of year/period	$14.40	$13.73	$14.20	$10.81	$ 10.00
Income (loss) from investment operations:
Net investment income(2)	0.04	0.05	0.05	0.06	0.02
Net realized and unrealized gain (loss) on investments	1.55	0.66	(0.48)	3.38	0.79
Total from investment operations	1.59	0.71	(0.43)	3.44	0.81
Less distributions:
Dividends from net investment income	(0.04)	(0.04)	(0.04)	(0.05)	—
Total distributions	(0.04)	(0.04)	(0.04)	(0.05)	—
Net asset value, end of year/period	$15.95	$14.40	$13.73	$14.20	$10.81
Total return(3)	11.09%	5.23%	(3.02)%	31.94%	8.10%
Supplemental data and ratios:
Net assets, end of year/period (000’s)	$2,482	$2,526	$2,145	$1,700	$454
Ratio of expenses to average net assets
Before waivers and reimbursements of expenses(4)	1.52%	1.61%	1.64%	2.68%	33.40%
After waivers and reimbursements of expenses(4)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income to average net assets
Before waivers and reimbursements of expenses(4)	0.04%	0.02%	(0.06)%	(0.92)%	(30.52)%
After waivers and reimbursements of expenses(4)	0.31%	0.38%	0.33%	0.51%	1.63%
Portfolio turnover rate(3)	11.76%	16.82%	3.04%	4.05%	0.00%

(1)	The Fund commenced operations on April 15, 2020.
(2)	Per share amounts are calculated using the average shares outstanding method.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

13

Financial Highlights
Jensen Global Quality Growth Fund
Class I

	Year ended May 31,				Period ended May 31, 2020(1)
	2024	2023	2022	2021
Per Share Data:
Net asset value, beginning of year/period	$14.40	$13.75	$14.21	$10.81	$10.00
Income (loss) from investment operations:
Net investment income(2)	0.08	0.08	0.09	0.11	0.02
Net realized and unrealized gain (loss) on investments	1.55	0.65	(0.48)	3.37	0.79
Total from investment operations	1.63	0.73	(0.39)	3.48	0.81
Less distributions:
Dividends from net investment income	(0.08)	(0.08)	(0.07)	(0.08)	—
Total distributions	(0.08)	(0.08)	(0.07)	(0.08)	—
Net asset value, end of year/period	$15.95	$14.40	$13.75	$14.21	$10.81
Total return(3)	11.33%	5.39%	(2.74)%	32.27%	8.10%
Supplemental data and ratios:
Net assets, end of year/period (000’s)	$2,813	$2,249	$2,350	$1,842	$227
Ratio of expenses to average net assets:
Before waivers and reimbursements of expenses(4)	1.29%	1.36%	1.42%	2.11%	33.49%
After waivers and reimbursements of expenses(4)	1.02%	1.02%	1.02%	1.02%	1.02%
Ratio of net investment income to average net assets:
Before waivers and reimbursements of expenses(4)	0.27%	0.28%	0.17%	(0.28)%	(30.60)%
After waivers and reimbursements of expenses(4)	0.54%	0.62%	0.57%	0.81%	1.87%
Portfolio turnover rate(3)	11.76%	16.82%	3.04%	4.05%	0.00%

(1)	The Fund commenced operations on April 15, 2020.
(2)	Per share amounts are calculated using the average shares outstanding method.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

14

Financial Highlights
Jensen Global Quality Growth Fund
Class Y

	Year ended May 31,				Period ended May 31, 2020(1)
	2024	2023	2022	2021
Per Share Data:
Net asset value, beginning of year/period	$14.41	$13.75	$14.21	$10.81	$10.00
Income (loss) from investment operations:
Net investment income(2)	0.08	0.08	0.09	0.11	0.03
Net realized and unrealized gain (loss) on investments	1.55	0.66	(0.48)	3.37	0.78
Total from investment operations	1.63	0.74	(0.39)	3.48	0.81
Less distributions:
Dividends from net investment income	(0.08)	(0.08)	(0.07)	(0.08)	—
Total distributions	(0.08)	(0.08)	(0.07)	(0.08)	—
Net asset value, end of year/period	$15.96	$14.41	$13.75	$14.21	$10.81
Total return(3)	11.35%	5.48%	(2.72)%	32.29%	8.10%
Supplemental data and ratios:
Net assets, end of year/period (000’s)	$50,316	$39,536	$33,361	$23,555	$1,206
Ratio of expenses to average net assets
Before waivers and reimbursements of expenses(4)	1.27%	1.36%	1.40%	2.15%	32.29%
After waivers and reimbursements of expenses(4)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets
Before waivers and reimbursements of expenses(4)	0.30%	0.27%	0.18%	(0.32)%	(29.29)%
After waivers and reimbursements of expenses(4)	0.57%	0.63%	0.58%	0.82%	2.00%
Portfolio turnover rate(3)	11.76%	16.82%	3.04%	4.05%	0.00%

(1)	The Fund commenced operations on April 15, 2020.
(2)	Per share amounts are calculated using the average shares outstanding method.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

15

Notes to Financial Statements
May 31, 2024
1. Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Jensen Quality Value Fund, formerly known as the Jensen Value Fund, and the Jensen Global Quality Growth Fund (each, a “Fund,” and together, the “Funds”), each represent a distinct series with its own investment objective and policies within the Trust. The investment objective of each of the Jensen Quality Value Fund and the Jensen Global Quality Growth Fund is long-term capital appreciation. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Funds are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Class J and Class I shares of the Jensen Quality Value Fund became effective and commenced operations on March 31, 2010. The Class Y shares of the Jensen Quality Value Fund became effective and commenced operations on January 15, 2020. The Jensen Global Quality Growth Fund commenced investment operations on April 15, 2020 for Class J, Class I, and Class Y shares. For both Funds, Class J shares are subject to a 0.25% distribution (Rule 12b-1) and shareholder servicing fee and Class I shares are subject to a shareholder servicing fee of up to 0.10%. Each class of shares has identical rights and privileges except with respect to the distribution (Rule 12b-1) and shareholder servicing fees, and voting rights on matters affecting a single share class. Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by Jensen Investment Management, Inc. (the “Adviser”), the Funds’ investment adviser.
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services–Investment Companies.
2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
(a)
Investment Valuation – Each equity security owned by the Funds that is listed on a securities exchange, except those listed on the NASDAQ Stock Market LLC (“NASDAQ”), is valued at its last sale price on that exchange on the date as of which assets are valued. If a security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the stock is traded.

Fund securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at (i) the mean between the most recent quoted bid and asked prices at the close of the exchange or (ii) the latest sales price on the Composite Market for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets, as published by an approved independent pricing service (“Pricing Service”).

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time a Fund calculates its net asset value (“NAV”), whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by a Pricing Service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

16

Notes to Financial Statements
May 31, 2024(Continued)

Foreign securities are traded on foreign exchanges which typically close before the close of business on each day on which the NYSE is open. Each security trading on these exchanges may be valued utilizing a systematic fair valuation model provided by a Pricing Service. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close and are classified as Level 2 securities. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the respective Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time.

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. In the absence of available quotations, the securities will be priced at fair value, as described below. Any discount or premium is accreted or amortized using the constant yield method until maturity.

Redeemable securities issued by open-end, registered investment companies, including money market mutual funds, are valued at the NAV of such companies for purchase and/or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined.

When market quotations are not readily available, any security or other asset is valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser’s fair value pricing procedures, subject to oversight by the Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced. The Adviser will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained through the application of such procedures.

FASB Accounting Standards Codification, Fair Value Measurements and Disclosures (“ASC 820”) Topic 820, establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:
•	Level 1 – Quoted prices in active markets for identical securities.
•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

17

Notes to Financial Statements
May 31, 2024(Continued)
•	Level 3 – Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s investments carried at fair value as of May 31, 2024:
Jensen Quality Value Fund

	Level 1	Level 2	Level 3	Total
Common Stock(1)	$193,053,611	$—	$ —	$193,053,611
Money Market Funds	3,479,757	—	—	3,479,757
Total Investments	$196,533,368	$ —	$—	$196,533,368

Jensen Global Quality Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stock(1)	$37,672,073	$16,248,591	$ —	$53,920,664
Money Market Funds	1,642,089	—	—	1,642,089
Total Investments	$ 39,314,162	$16,248,591	$—	$ 55,562,753

(1)	Refer to the Schedules of Investments for industry classifications.

The Funds did not hold any investments during the year ended May 31, 2024, with significant unobservable inputs which would be classified as Level 3. The Funds did not hold financial derivative instruments during the year ended May 31, 2024.
(b)
Foreign Securities and Currency – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate the portion of the results of operations from changes in foreign exchange rates on investments from those resulting from the changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate.

Investments in foreign securities entail certain risks. Individual foreign economies of certain countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Since foreign securities normally are denominated and traded in foreign currencies, the value of a Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to

18

Notes to Financial Statements
May 31, 2024(Continued)
accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.
(c)
Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as regulated investment companies and to make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

As of and during the year ended May 31, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to uncertain tax benefits as income tax expense in the Statements of Operations. During the year ended May 31, 2024, the Funds did not incur any interest or penalties. The Funds’ federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. The Funds have no examinations in progress. The Funds are also not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
(d)
Distributions to Shareholders – The Funds will declare and distribute any net investment income quarterly. The Funds will distribute any net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. The Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividend paid deduction.
(e)
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
(f)
Share Valuation – The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading.
(g)
Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of each Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. Distribution (12b-1) and shareholder servicing fees are expensed at 0.25% of average daily net assets of Class J shares. Shareholder servicing fees are expensed at up to 0.10% of the average daily net assets of Class I shares. Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

19

Notes to Financial Statements
May 31, 2024(Continued)
(h)
Other – Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions using the specific identification method by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Withholding taxes on foreign dividends, net of any reclaims, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.
3. Federal Tax Matters
The tax character of distributions paid during the fiscal years ended May 31, 2024 and May 31, 2023 was as follows:
Jensen Quality Value Fund

	May 31, 2024	May 31, 2023
Ordinary Income	$1,156,753	$1,050,886
Long-Term Capital Gain	$—	$4,354,266

Jensen Global Quality Growth Fund

	May 31, 2024	May 31, 2023
Ordinary Income	$ 250,896	$ 251,052
Long-Term Capital Gain	$—	$—

The components of distributable earnings on a tax basis as of May 31, 2024 were as follows:

	Jensen Quality Value Fund	Jensen Global Quality Growth Fund
Cost basis of investments for federal income tax purposes	$160,901,537	$44,972,903
Gross tax unrealized appreciation	$42,801,862	$12,102,210
Gross tax unrealized depreciation	(7,170,031)	(1,512,360)
Net tax unrealized appreciation	35,631,831	10,589,850
Undistributed ordinary income	154,293	54,758
Undistributed long-term capital gain	5,071,166	—
Distributable earnings	5,225,459	54,758
Other accumulated losses	—	(755,970)
Total distributable earnings	$40,857,290	$9,888,638

The difference between book basis and tax basis of investments is primarily attributable to the deferral of losses on wash sales.
At May 31, 2024, the Jensen Global Quality Growth Fund had short-term capital loss carryovers of $232,322 and long-term capital loss carryovers of $523,855 with no expiration. During the year ended May 31, 2024, the Jensen Quality Value Fund utilized $5,222,132 of capital loss carryovers.
Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.
For the year ended May 31, 2024, no reclassifications were made between total distributable earnings and paid in capital.

20

Notes to Financial Statements
May 31, 2024(Continued)
4. Investment Adviser
The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Funds compensate the Adviser for its management services at the annual rate of 0.65% and 0.75% of each Fund’s average daily net assets for the Jensen Quality Value Fund and Jensen Global Quality Growth Fund, respectively.
The Adviser has contractually agreed to waive its management fee and/or reimburse a Fund’s other expenses at least through the expiration dates listed below to the extent necessary to ensure that each Fund’s Total Annual Operating Expenses (exclusive of front-end or contingent deferred sales loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage (i.e., any expenses incurred in connection with borrowings made by the Fund), interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses, expenses incurred in connection with any merger or reorganization, dividends or interest expenses on short positions, acquired fund fees and expenses and extraordinary expenses such as litigation) do not exceed the expense limitation caps listed below of each Fund’s average daily net assets (the “Expense Limitation Cap”).

	Expiration Date	Expense Limitation Cap
Jensen Quality Value Fund	September 30, 2024	0.80%
Jensen Global Quality Growth Fund	September 30, 2024	1.00%

For the year ended May 31, 2024, expenses of $9,489, $29,359 and $20,192 were waived or reimbursed by the Adviser for Class J, Class I and Class Y shares, respectively, for the Jensen Quality Value Fund. For the year ended May 31, 2024, expenses of $6,569, $6,383 and $118,376 were waived or reimbursed by the Adviser for Class J, Class I and Class Y shares, respectively, for the Jensen Global Quality Growth Fund. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period do not exceed the lesser of: (1) the Expense Limitation Cap in place at the time of waiver or reimbursement or (2) the Expense Limitation Cap in place at the time of the recoupment; provided, however, that the Adviser shall only be entitled to recoup such amounts over the following three-year period from the date of the waiver or reimbursement. During the year ended May 31, 2024, $179,053 of previously waived expenses subject to recovery for the Jensen Quality Value Fund and $192,244 of previously waived expenses subject to recovery for the Jensen Global Quality Growth Fund expired.
The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring during the fiscal year ending:

	Jensen Quality Value Fund	Jensen Global Quality Growth Fund
May 31, 2025	$110,284	$138,503
May 31, 2026	$85,638	$147,282
May 31, 2027	$59,040	$131,328

5. Distribution and Shareholder Servicing Plan
The Trust adopted a distribution and shareholder servicing plan pursuant to Rule 12b-1
(the “12b-1 Plan”), on behalf of the Funds, which authorizes Class J shares to pay Quasar Distributors, LLC (the “Distributor” or “Quasar”), the Funds’ distributor and principal underwriter, a distribution fee of 0.25% of a Fund’s average daily net assets attributable to Class J shares for services to Class J shareholders and distribution of Class J shares. The Trust adopted a shareholder servicing plan (the “Shareholder Servicing Plan”), on behalf of the Funds, which authorizes Class I shares to pay up to 0.10% of a Fund’s average daily net assets attributable to Class I shares to other financial institutions for shareholder servicing and maintenance of Class I shareholder accounts. The Distributor acts as the

21

Notes to Financial Statements
May 31, 2024(Continued)
Funds’ principal underwriter in a continuous public offering of the Funds’ shares. Fees incurred for the year ended May 31, 2024, and owed as of May 31, 2024 are summarized below. The fees owed to the Distributor are included within accrued expenses and other liabilities on the Statements of Assets and Liabilities.

12b-1 Plan	Incurred	Owed
Jensen Quality Value Fund	$74,942	$12,180
Jensen Global Quality Growth Fund	$6,141	$2,690

Shareholder Servicing	Incurred	Owed
Jensen Quality Value Fund	$18,840	$ 692
Jensen Global Quality Growth Fund	$474	$90

6. Related Party Transactions
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”), acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and fund accountant; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals. Fees incurred for the year ended May 31, 2024, and owed as of May 31, 2024 are as follows:

Administration	Incurred	Owed
Jensen Quality Value Fund	$48,765	$ 8,286
Jensen Global Quality Growth Fund	$24,176	$4,126

Fund Services also serves as the fund accountant and transfer agent to the Funds. U.S. Bank National Association (“US Bank”), an affiliate of Fund Services, serves as the Funds’ custodian. Fees incurred for the year ended May 31, 2024 and owed as of May 31, 2024 for fund accounting, transfer agency, and custody fees are as follows:

Fund Accounting	Incurred	Owed
Jensen Quality Value Fund	$42,720	$ 7,238
Jensen Global Quality Growth Fund	$27,707	$5,406

Transfer Agency	Incurred	Owed
Jensen Quality Value Fund	$70,727	$14,068
Jensen Global Quality Growth Fund	$48,654	$8,306

Custody	Incurred	Owed
Jensen Quality Value Fund	$7,666	$ 1,327
Jensen Global Quality Growth Fund	$11,879	$1,770

The Jensen Quality Value Fund and Jensen Global Quality Growth Fund have lines of credit with US Bank (see Note 10).
Certain officers of the Funds are also employees of Fund Services. A Trustee of the Trust is affiliated with Fund Services and US Bank.
The Trust’s Chief Compliance Officer is also an employee of Fund Services. Each Fund’s allocation of the Trust’s Chief Compliance Officer fees incurred for the year ended May 31, 2024, and owed as of May 31, 2024 were as follows:

	Incurred	Owed
Jensen Quality Value Fund	$12,505	$2,090
Jensen Global Quality Growth Fund	$12,505	$2,090

22

Notes to Financial Statements
May 31, 2024(Continued)
7. Capital Share Transactions
Transactions in shares of the Funds were as follows:

	Jensen Quality Value Fund
	Year Ended May 31, 2024	Year Ended May 31, 2023
Class J
Shares sold	276,014	243,351
Shares issued in reinvestment of dividends	7,329	55,506
Shares redeemed	(480,660)	(970,277)
Net decrease	(197,317)	(671,420)
Class I
Shares sold	1,321,365	1,296,916
Shares issued in reinvestment of dividends	35,464	190,701
Shares redeemed	(2,301,358)	(2,203,136)
Net decrease	(944,529)	(715,519)
Class Y
Shares sold	405,960	89,034
Shares issued in reinvestment of dividends	23,792	105,874
Shares redeemed	(109,455)	(335,593)
Net increase (decrease)	320,297	(140,685)

	Jensen Global Quality Growth Fund
	Year Ended May 31,2024	Year Ended May 31, 2023
Class J
Shares sold	23,450	28,826
Shares issued in reinvestment of dividends	502	564
Shares redeemed	(43,761)	(10,191)
Net increase (decrease)	(19,809)	19,199
Class I
Shares sold	20,815	223,545
Shares issued in reinvestment of dividends	797	1,620
Shares redeemed	(1,479)	(239,930)
Net increase (decrease)	20,133	(14,765)
Class Y
Shares sold	454,466	404,322
Shares issued in reinvestment of dividends	15,153	16,945
Shares redeemed	(61,306)	(104,225)
Net increase	408,313	317,042

23

Notes to Financial Statements
May 31, 2024(Continued)
8. Investment Transactions
The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the year ended May 31, 2024 are summarized below. For the year ended May 31, 2024, there were no purchases or sales of U.S. government securities for the Funds.

	Purchases	Sales
Jensen Quality Value Fund	$45,911,277	$61,342,960
Jensen Global Quality Growth Fund	$11,146,285	$5,650,501

9. Beneficial Ownership
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund under Section 2(a)(9) of the 1940 Act. At May 31, 2024, the following shareholders held over 25% of a Fund’s shares outstanding:
Jensen Quality Value Fund

Class J
Charles Schwab & Co. Inc.	44.55%
National Financial Services LLC	29.00%

Class I
Raymond James	48.73%

Class Y
Pershing, LLC.	79.67%

Jensen Global Quality Growth Fund

Class J
Wells Fargo Clearing Services LLC	66.18%

Class I
Charles Schwab & Co. Inc.	88.40%

Class Y
Pershing, LLC.	90.14%

10. Line of Credit
At May 31, 2024, the Jensen Quality Value Fund and Jensen Global Quality Growth Fund had lines of credit in the amount of the lesser of $12,000,000 and $5,000,000, respectively, or 33.33% and 20%, respectively, of the fair value of unencumbered assets of each Fund, which both mature August 3, 2024. These secured lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Funds’ custodian, US Bank. Interest was scheduled to be incurred at the bank’s prime rate (8.50% as of May 31, 2024). The following table provides information regarding usage of the line of credit for the year ended May 31, 2024 for the Funds. The Funds did not have outstanding balances on their line of credits as of May 31, 2024.

24

Notes to Financial Statements
May 31, 2024(Continued)

	Days Utilized	Average Amount of Borrowing	Weighted Average Borrowing Rate	Interest Expense*	Maximum Amount of Borrowing	Date of Maximum Borrowing
Jensen Quality Value Fund	4	$2,761,750	8.50%	$2,608	$4,829,000	8/30/23
Jensen Global Quality Growth Fund	2	$32,500	8.50%	$15	$36,000	10/31/23

*	Interest expense is reported within Other Expenses on the Statements of Operations.
11. Recent Market Events
U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine, significant conflict between Israel and Hamas in the Middle East, and the impact of the coronavirus (COVID-19) global pandemic. The impact of COVID-19 may last for an extended period of time. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on your account.
12. Subsequent Events
On June 13, 2024, the following distributions were declared and paid from ordinary income and capital gains to shareholders of record as of June 12, 2024:
Ordinary Income

	Class J	Class I	Class Y
Jensen Quality Value Fund	17,956	112,933	90,244
Jensen Global Quality Growth Fund	1,666	3,520	64,819

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure resulting from subsequent events after the Statements of Assets and Liabilities date of May 31, 2024 through the date the financial statements were issued.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Jensen Quality Value Fund and Jensen Global Quality Growth Fund and Board of Trustees of Trust for Professional Managers
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Jensen Quality Value Fund and Jensen Global Quality Growth Fund (the “Funds”), each a series of Trust for Professional Managers, as of May 31, 2024, the related statements of operations and changes in net assets, and the financial highlights for the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2024, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Jensen Quality Value Fund	For the year ended May 31, 2024	For the years ended May 31, 2024 and 2023	For the years ended May 31, 2024, 2023, 2022, 2021, and 2020
Jensen Global Quality Growth Fund	For the year ended May 31, 2024	For the years ended May 31, 2024 and 2023	For the years ended May 31, 2024, 2023, 2022, and 2021 and for the period from April 15, 2020 (commencement of operations) through May 31, 2020

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2010.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
July 25, 2024

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Additional Information (Unaudited)
Shareholder Notification of Federal Tax Status
The Jensen Quality Value Fund and Jensen Global Quality Growth Fund each designated 100.00% of dividends declared during the fiscal year ended May 31, 2024 as dividends qualifying for the dividends received deduction available to corporate shareholders.
The Jensen Quality Value Fund and Jensen Global Quality Growth Fund each designated 100.00% of dividends declared from net investment income during the fiscal year ended May 31, 2024 as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The Jensen Quality Value Fund and Jensen Global Quality Growth Fund each designated 100.00% of taxable ordinary income distributions as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c) for the year ended May 31, 2024.
Additional Information Applicable to Foreign Shareholders Only:
The Jensen Quality Value Fund and Jensen Global Quality Growth Fund each designated 0.00% of ordinary income distributions as interest-related dividends under Internal Revenue Code Section 871(k)(1)(c).

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Jensen Quality Value Fund Jensen Global Quality Growth Fund

Class I Shares	Class J Shares	Class Y Shares

Investment Adviser
Jensen Investment Management, Inc.
5500 Meadows Road, Suite 200
Lake Oswego, OR 97035
800.992.4144
Fund Administrator, Transfer Agent and Fund Accountant
U.S. Bancorp Fund Services, LLC doing business as
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202
Custodian
U.S. Bank, N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212
Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, WI 53202
Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202
Distributor
Quasar Distributors, LLC
111 East Kilborn Avenue, Suite 2200
Milwaukee, WI 53202
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

This information is included within the financial statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
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(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filed August 6, 2020.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.
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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Trust for Professional Managers

By (Signature and Title)	/s/ John Buckel
John Buckel, Principal Executive

Date	8/2/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John Buckel
John Buckel, Principal Executive

Date	8/2/2024

By (Signature and Title)*	/s/ Jennifer Lima
Jennifer Lima, Principal Financial Officer

Date	8/2/2024

* Print the name and title of each signing officer under his or her signature.

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